Share Capital - Summary of Details of Shares Issued (Parenthetical) (Details) - £ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options Exercised at £0.05
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	£ 0.05	£ 0.05	£ 0.05
Options Exercised at £1.06
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price			1.06
Options Exercised at £0.25
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price			0.25
Options Exercised at £1.10
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price			1.10
Options Exercised at £1.00
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	1.00	1.00	1.00
Options Exercised at £1.12
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price			1.12
Options Exercised at £1.17
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price			1.17
Options Exercised at £1.25
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price			£ 1.25
Options Exercised at £0.85
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	0.85	0.85
Options Exercised at £1.90
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	1.90	£ 1.90
Options Exercised at £1.28
Disclosure Of Classes Of Share Capital [Line Items]
Option exercise price	£ 1.28